Schedule I - Distributions - Distributions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Predecessor | Evo Investco, LLC
Distributions	$ 0.0	$ 35.0